Prepaid expenses and accrued income (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid expenses and accrued income
Prepaid expenses and accrued income

	As of
	December 31,
In CHF thousands	2022	2021
Prepaid expenses	4,708	3,015
Accrued income	408	975
Total prepaid expenses and accrued income	5,116	3,990